RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

On January 13, 2020, the Company paid the remaining payable balance due to Mike Zaman of $760 for expenses paid on behalf of the Company.

On January 29, 2020, WYSH Investment LLC paid the Company $100 for press release services.

During the period ended March 31, 2020, the Company recorded the forgiveness of $7,200 accounts payable rent balance due to Mike Zaman.

On March 1, 2020, Willy A Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On April 28, 2020, Shahram Khial was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On May 1, 2020, Mike Zaman was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 1, 2020, Montse Zaman was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 4, 2020 Arnulfo Saucedo-Bardan was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020, Malcolm Ziman was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Brian Colvin was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Jacob Colvin was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Brett Matus was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 11, 2020, Mohammad Sadrolashrafi was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On May 19, 2020 Joan R Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On May 19, 2020 Marvin A Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On May 20, 2020 Willy Rafael Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 29, 2020 Ybelka Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On June 9, 2020 Kenneth Cornell Bosket was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On July 1, 2020 Theresa Kitt was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On July 10, 2020, Shahram Khial was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On July 31, 2020, the Company entered into a Note Conversion Agreement with Willy A Saint-Hilaire to convert $17,633 of Note Payable plus interest of $859 to 36,984 shares of common stock at a conversion rate of $0.50 per share.

On September 1, 2020, the Company entered into a Services Agreement with American Video Teleconferencing Corp (AVOT) to provide advertising, branding and marketing solutions. The Company was compensated $17,000 for services to be rendered for a period of 12 months. Total compensation of $17,000 was converted to 17,000,000 shares of AVOT restricted common stock The Company recognized $5,663 in revenue for the year ending December 31, 2020. There is remaining $11,337 in deferred revenue as of December 31, 2020.

On September 9, 2020, Mohammad Sadrolashrafi purchased 30,000 shares of common stock at $0.50 per share at purchase price of $15,000.

On September 14, 2020, AVOT paid the Company $150 for press release services.

On September 29, 2020, the Company entered into a Promissory Note Agreement with Willy A Saint-Hilare for $23,175. As original issuance discount for the note, the Company issued Common Stock for a total of 23,175 shares. The fair market value of the shares were in excess of the note and the company recorded a debt discount of $23,175.

The Company is periodically advanced operating funds from related parties with convertible notes payable. During the nine months ended September 30, 2020, total convertible notes from related parties was $23,175.

The Company is also periodically advanced funds to cover account payables by direct payment of the account payables from related parties.

The Company entered into an agreement, effective January 1, 2020, to pay Mike Zaman $20,000 per month for managerial services.

The Company entered into an agreement, effective January 1, 2020, to pay Kenneth Cornell Bosket $5,000 per month for administrative services.

The Company entered into an agreement, effective January 1, 2020, to pay Montse Zaman $5,000 per month for administrative services.

On January 27, 2020, the Company re-acquired from AVOT the online business iB2BGlobal.com since company had not received the shares promised during the original sale.

As of December 31, 2020, the Company has a balance of $444,246 of accounts and accrued expenses payable with related parties. The Company had revenue of $5,100, issued stock for services of $18,757, issued stock for settlement of accounts payable accounts of $64,024 and had a loss of $426,987 for settlement of debt with related parties.